CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Number of ADS which represent each equity share	2	2	2